Property and Equipment	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Property and Equipment

Note 7 – Property and Equipment

The estimated useful lives and accumulated depreciation for equipment are as follows as of September 30, 2023, and December 31, 2022:

Estimated Useful Life
Manufacturing equipment	6 to 10 years
Medical equipment	7 to 10 years
Office equipment	3 to 7 years

	September 30, 2023	December 31, 2022
Manufacturing equipment	$132,513	$132,513
Medical equipment	303,943	283,065
Office equipment	85,403	77,601
Leasehold improvements	463,151	96,817
Less: accumulated depreciation	(212,563)	(153,267)
Total equipment, net	$772,447	$436,729

During the three months ended September 30, 2023, and 2022, the Company recorded depreciation expense of $20,504 and $19,279, respectively.

During the nine months ended September 30, 2023, and 2022, the Company recorded depreciation expense of $59,296 and $56,004, respectively.

Note 6 – Property and Equipment

The estimated useful lives and accumulated depreciation for equipment are as follows as of December 31, 2022, and December 31, 2021:

Estimated Useful Life
Manufacturing equipment	6 to 10 years
Medical equipment	10 years
Office equipment	3 to 7 years

	December 31, 2022	December 31, 2021
Manufacturing equipment	$132,513	$132,513
Medical equipment	283,065	275,423
Office equipment	77,601	74,891
Leasehold improvements	96,817	96,817
Less: accumulated depreciation	(153,267)	(78,208)
Total equipment, net	$436,729	$501,436

During each of the years ended December 31, 2022, and 2021, the Company recorded depreciation expense of $75,492 and $25,952, respectively.

Wisconsin Fertility Institute [Member]
Restructuring Cost and Reserve [Line Items]
Property and Equipment

Note 2 – Property and Equipment

Property and equipment consists of the following:

	June 30, 2023	December 31, 2022
Furniture and equipment	$34,595	$34,595
Leasehold improvements	63,389	63,389
Less: accumulated depreciation	(30,577)	(21,865)
Total equipment, net	$67,407	$76,119

During the six months ended June 30, 2023, and 2022, the Companies recorded depreciation expense of $8,711 and $6,331.

Note 2 – Property and Equipment

Property and equipment consists of the following:

	December 31, 2022	December 31, 2021
Furniture and equipment	$34,595	10,784
Leasehold improvements	63,389	63,389
Less: accumulated depreciation	(21,865)	(7,912)
Total equipment, net	$76,119	66,261

During the years ended December 31, 2022, and 2021, the Companies recorded depreciation expense of $13,953 and $6,660 respectively.